UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management
Address:           100 W Lawrence St
                   Third Floor
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing




/s/ Mark C. Scheffler        Appleton WI          4/27/12
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465           Mark C. Scheffler

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     72061

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------






                                                                               INVEST
                                                                               -------
                               TITLE                         SHRS               MENT
                               -----  ---------  ---------  ------  ---  ----  -------
                                OF                 VALUE    OR PRN  SH/  PUT/  DISCRE-  OTHER
                               -----  ---------  ---------  ------  ---  ----  -------  -----
NAME OF ISSUER                 CLASS    CUSIP    (X$1,000)   AMT    PRN  CALL   TION     MGR    SOLE   SHARED  NONE
-----------------------------  -----  ---------  ---------  ------  ---  ----  -------  -----  ------  ------  ----
-----------------------------

i Shares Russell 1000 (IWD)    EQ     464287598     15620   222921  SH         SLE          0  222921
i Shares DJ US Real Est (IYR)  EQ     464287739     15374   246767  SH         SLE          0  246767
Power Shares (QQQ)             EQ     73935A104     10889   161205  SH         SLE          0  161205
Spdr S&P 500 (SPY)             EQ     78462F103      8034    57057  SH         SLE          0   57057
SPDr Series Trust (JNK)        EQ     78464A417      7414   188322  SH         SLE          0  188322
Vanguard International (VWO)   EQ     922042858     14730   338856  SH         SLE          0  338856